INVESTMENT SECURITIES - Equity instruments through OCI - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,599,479	1,421,303
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	30,055,436	28,472,926
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,599,479	1,421,303
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Grupo Energia Bogota S.A. E.S.P.
Disclosure of financial assets [line items]
Financial assets	1,411,637	1,159,729
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Port operating companies
Disclosure of financial assets [line items]
Financial assets	62,315	45,396
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Holding Bursatil Regional S.A.
Disclosure of financial assets [line items]
Financial assets	46,496	40,942
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Titularizadora Colombiana S.A.
Disclosure of financial assets [line items]
Financial assets	32,486	31,451
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Others
Disclosure of financial assets [line items]
Financial assets	$ 46,545	42,302
Equity investments [member] | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member] | Mineros S.A.
Disclosure of financial assets [line items]
Financial assets		$ 101,483